Lease	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Lease
Lease

Note 5 – Lease

We had one operating lease for our corporate office and warehouse and three short term leases for executive office and storage facilities.

In March 2022, the Company entered into an operating lease for the office, with the term of 18 months. In July 2023, the Company amended the contract and extended the lease term to July 2025.

For the three and six months ended June 30, 2024 and 2023, right-of-use asset and lease information about the Company’s operating lease consist of:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2024	2023	2024	2023
The components of lease expense were as follows:
Operating lease cost	$21,498	$15,000	$42,996	$30,000
Short-term lease cost	17,348	717	20,041	3,468
Variable lease cost	11,582	3,900	11,282	7,800
Total lease cost	$50,428	$19,617	$74,319	$41,268
Supplemental cash flow information related to leases was as follows:
	Six Months Ended
	June 30,
	2024	2023
Cash paid for operating cash flows from operating leases	$54,278	$37,800

Weighted-average remaining lease term - operating leases (year)	1.08	0.17
Weighted-average discount rate — operating leases	6.50%	5.50%

Supplemental balance sheet information related to leases consists of:

	June 30,	December 31,
	2024	2023
Operating lease right-of-use asset	$90,164	$129,683

Operating lease liabilities:
Current portion	$83,998	$80,136
Non-current portion	7,266	50,047
	$91,264	$130,183

The following table outlines maturities of our lease liabilities as of June 30, 2024:

Year ending December 31,
2024 (excluding the six months ended June 30, 2024)	$43,396
2025	50,862
Thereafter	-
94,258
Less: Imputed interest	(2,994)
Operating lease liabilities	$91,264

Note 7 – Lease

In March 2022, the Company has entered into an operating lease for the office, with the term of 18 months. In July 2023, the Company amended the contract and extended the lease term to July 2025.

The following summarizes right-of-use asset and lease information about the Company’s operating lease as of December 31, 2023 and 2022:

	Years Ended
	December 31,
	2023	2022
The components of lease expense were as follows:
Operating lease cost	$70,830	$40,000

Supplemental cash flow information related to leases was as follows:

Cash paid for operating cash flows from operating leases	$79,528	$40,000
Right -of-use assets obtained upon acquisition	$161,665	$81,967

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2023	2022
Operating lease right-of-use asset	$129,683	$39,367

	December 31,	December 31,
	2023	2022
Operating lease liabilities:
Current portion	$80,136	$39,367
Non-current portion	50,047	-
	$130,183	$39,367

Weighted-average remaining lease term - operating leases (year)	1.58	0.67
Weighted-average discount rate — operating leases	6.5%	5.5%

The following table outlines maturities of our lease liabilities as of December 31, 2023:

Year ended December 31,

2024	$85,792
2025	50,862
Thereafter	-
136,654
Less: Imputed interest	(6,471)
Operating lease liabilities	$130,183